UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	4/30/04

ITEM 1. REPORTS TO STOCKHOLDERS.
SELIGMAN FRONTIER FUND, INC. Semi-annual Report April 30, 2004

Seligman
Frontier Fund, Inc.

Mid-Year Report April 30, 2004 Seeking Growth in Capital Value Through Investments in Small-Company Growth Stocks

Seligman

140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	4

Portfolio of Investments . .	6

Statement of Assets
and Liabilities	10

Statement of
Operations	11

Statements of
Changes in Net Assets	12

Notes to Financial
Statements	13

Financial Highlights	19

Board of Directors and

Executive Officers	24

For More Information	back cover

To The Shareholders

Your mid-year shareholder report for Seligman Frontier Fund, Inc. follows this letter. This report contains the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended April 30, 2004, Seligman Frontier Fund, Inc. posted a total return of 6.01% based on the net asset value of Class A shares (excluding the effect of any sales charge). This outpaced both the Lipper Small-Cap Growth Funds Average and the Russell 2000 Growth Index, which returned 1.71% and 4.01%, respectively, during the same time period.

We thank you for your continued support of Seligman Frontier Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

June 11, 2004

Performance Overview (unaudited)

Investment Results
Total Returns
For Periods Ended April 30, 2004

				Average Annual

					Class B	Class C	Class I
					Since	Since	Since
	Six	One	Five	Ten	Inception	Inception	Inception
	Months*	Year	Years	Years	4/22/99	5/27/99	11/30/01

Class A**

With Sales Charge	1.00%	27.01%	0.16%	4.88%	n/a	n/a	n/a

Without Sales Charge	6.01	33.41	1.13	5.39	n/a	n/a	n/a

Class B**

With CDSC†	0.54	27.32	0.01	n/a	n/a	n/a	n/a

Without CDSC	5.54	32.32	0.37	n/a	(0.17)%	n/a	n/a

Class C**

With Sales Charge
and CDSC††	3.54	30.21	n/a	n/a	n/a	(0.38)%	n/a

Without Sales Charge
and CDSC	5.54	32.48	n/a	n/a	n/a	(0.18)	n/a

Class D**

With 1% CDSC	4.55	31.36	n/a	n/a	n/a	n/a	n/a

Without CDSC	5.55	32.36	0.34	4.52	n/a	n/a	n/a

Class I**	6.46	34.31	n/a	n/a	n/a	n/a	3.66%

Class R**

With 1% CDSC	5.01	32.30	n/a	n/a	n/a	n/a	n/a

Without CDSC	6.01	33.30	n/a	n/a	n/a	n/a	n/a

Lipper Small-Cap Growth
Funds Average***	1.71	36.74	4.29	8.62	5.44 †††	4.39	2.63

Russell 2000 Growth
Index***	4.01	41.57	(0.44)	5.89	2.05 †††	(0.14)	4.16

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R

4/30/04	$12.18	$10.85	$10.85	$10.84	$12.37	$12.17

10/31/03	11.49	10.28	10.28	10.27	11.62	11.48

4/30/03	9.13	8.20	8.19	8.19	9.21	9.13

The rates of return will vary and the principal value of an investment will fluctuate so that shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Performance data quoted represents past performance. Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance shown above.

With respect to Class I shares, the Manager voluntarily reimbursed certain expenses for the fiscal year ended October 31, 2002. Absent such reimbursement, returns that include that period would be lower.

See footnotes on page 3.

Performance Overview (unaudited)

(Continued from page 2.)

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns of Class I shares are calculated without any sales charges.

***	The Lipper Small-Cap Growth Funds Average (Lipper Average) is an average of all funds that invest primarily in companies with market capitalizations of less than $2 billion at the time of purchase. The Russell 2000 Growth Index (Russell Index) consists of small-company growth stocks. The Lipper Average and the Russell Index are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Average excludes the effect of sales charges and taxes, and the Russell Index excludes the effect of fees, sales charges and taxes. Investors cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less.
†††	From April 25, 1996.

Portfolio Overview (unaudited)

Diversification of Net Assets
April 30, 2004

				Percent of Net Assets

				April 30,	October 31,
	Issues	Cost	Value	2004	2003

Common Stocks:

Capital Goods	9	$8,507,145	$10,883,995	8.9	5.4

Chemicals	1	244,800	232,662	0.2	0.5

Commercial Services and Supplies	6	5,698,026	9,196,470	7.5	7.0

Communications Equipment	7	8,022,460	8,047,377	6.6	7.1

Computers and Peripherals	1	873,548	1,147,085	0.9	2.1

Construction Materials	1	987,456	1,150,051	0.9	1.0

Consumer Durables and Apparel	4	4,269,977	4,967,709	4.0	2.6

Consumer Staples	2	2,645,922	2,516,918	2.1	—

Electronic Equipment and Instruments	2	1,419,714	1,305,120	1.1	0.8

Energy	5	4,155,301	5,950,323	4.9	3.3

Financials	12	9,214,798	11,439,184	9.3	9.0

Health Care Equipment and Supplies	6	4,925,698	5,905,301	4.8	4.9

Health Care Providers and Services	9	9,238,972	10,973,551	8.9	7.1

Hotels, Restaurants and Leisure	4	2,920,196	5,149,632	4.2	2.7

Media	3	3,971,657	3,981,739	3.3	3.1

Metals and Mining	2	1,659,901	1,835,221	1.5	1.5

Office Electronics	1	516,230	1,028,082	0.8	0.6

Pharmaceuticals and Biotechnology	13	8,757,016	9,305,595	7.6	6.2

Retailing	4	2,800,082	4,333,226	3.5	9.6

Semiconductors and
Semiconductor Equipment	8	7,893,634	7,400,495	6.0	8.5

Software and Services	10	11,649,488	12,246,536	10.0	11.4

Transportation	3	2,611,728	3,507,570	2.9	3.4

	113	102,983,749	122,503,842	99.9	97.8

Short-Term Holding and
Other Assets Less Liabilities	1	179,921	179,921	0.1	2.2

Net Assets	114	$103,163,670	$122,683,763	100.0	100.0

Largest Industries
April 30, 2004

Percent of Net Assets

Portfolio Overview (unaudited)

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Brocade Communications Systems*	Investors Financial Services**

LabOne*	Advance Auto Parts**

DoubleClick*	Dade Behring Holdings**

Roto-Rooter*	Respironics**

Hain Celestial Group*	UNOVA**

VISX*	Ligand Pharmaceuticals**

SunOpta*	Chico’s FAS**

Cytyc*	Packeteer**

Powerwave Technologies*	Manhattan Associates**

Lincoln Electric Holdings*	Apria Healthcare Group**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

* Position added during the period.
** Position eliminated during the period.

Largest Portfolio Holdings
April 30, 2004

Security	Value	Percent of Net Assets

Resources Connection	$2,420,834	2.0

Corporate Executive Board	2,159,190	1.8

Station Casinos	2,064,664	1.7

Select Medical	1,996,572	1.6

Cumulus Media (Class A)	1,855,688	1.5

Accredo Health	1,741,402	1.4

Hyperion Solutions	1,719,675	1.4

AMETEK	1,687,096	1.4

Wolverine World Wide	1,681,290	1.4

Corinthian Colleges	1,651,310	1.3

Portfolio of Investments (unaudited)
April 30, 2004

	Shares	Value
Common Stocks 99.9%

Capital Goods 8.9%

AMETEK	63,664	$ 1,687,096

Chicago Bridge & Iron (NY shares)	47,857	1,375,889

CLARCOR	19,550	860,591

Corrections Corporation of America*	42,650	1,554,166

Graco	45,476	1,282,423

Hughes Supply	20,235	1,130,934

Lincoln Electric Holdings	36,200	1,134,508

Wabash National*	37,654	956,788

York International	23,000	901,600

		10,883,995

Chemicals 0.2%

Spartech	10,200	232,662

Commercial Services and Supplies 7.5%

Corinthian Colleges*	53,850	1,651,310

Corporate Executive Board	41,780	2,159,190

DiamondCluster International*	121,559	1,248,411

Duratek*	54,700	711,647

Education Management*	28,340	1,005,078

Resources Connection*	60,130	2,420,834

		9,196,470

Communications Equipmen t6.6%

Andrew*	95,952	1,626,866

ARRIS Group*	208,853	1,245,808

Avocent*	28,494	913,945

Brocade Communications Systems*	237,501	1,271,818

Powerwave Technologies*	127,333	862,681

Stratex Networks*	190,277	615,546

Tekelec*	90,138	1,510,713

		8,047,377

Computers and Peripherals 0.9%

Synaptics*	69,774	1,147,085

Construction Materials 0.9%

AMCOL International	68,374	1,150,051

Consumer Durables and Apparel 4.0%

Applica*	58,600	657,492

Tempur-Pedic International*	68,482	1,069,004

Warnaco Group*	81,650	1,559,923

Wolverine World Wide	62,548	1,681,290

		4,967,709

See footnotes on page 9.

Portfolio of Investments (unaudited)
April 30, 2004

	Shares	Value
Consumer Staples 2.1%

Hain Celestial Group*	58,830	$ 1,164,540

SunOpta* (Canada)	144,100	1,352,378

		2,516,918

Electronic Equipment and Instruments 1.1%

Cherokee International*	45,600	687,420

Photon Dynamics*	20,000	617,700

		1,305,120

Energy 4.9%

Harvest Natural Resources*	84,200	1,384,248

Patina Oil & Gas	51,440	1,430,032

Superior Energy Services*	104,858	1,089,475

Ultra Petroleum*	30,262	993,804

Unit*	37,266	1,052,764

		5,950,323

Financials 9.3%

Affiliated Managers Group*	30,350	1,478,045

Apollo Investment*	50,800	698,246

Aspen Insurance Holdings	28,600	666,952

Boston Private Financial Holdings	37,900	881,175

CapitalSource*	54,909	1,156,384

East West Bancorp	20,571	1,158,662

First Marblehead*	39,400	1,168,604

Instinet Group*	161,900	1,058,016

Intersections*	5,260	129,396

Jefferies Group	33,698	1,149,102

UCBH Holdings	25,660	952,756

Wintrust Financial	19,820	941,846

		11,439,184

Health Care Equipment and Supplies 4.8%

Arrow International	25,847	776,315

Bruker BioSciences*	77,200	401,054

Cooper Companies	25,692	1,387,368

Cytyc*	62,400	1,335,360

Thoratec*	40,500	551,205

VISX*	66,423	1,453,999

		5,905,301

Health Care Providers and Services 8.9%

Accredo Health*	45,079	1,741,402

AmSurg*	13,800	334,511

Community Health Systems*	57,588	1,485,195

Covance*	27,200	917,728

See footnotes on page 9.

Portfolio of Investments (unaudited)
April 30, 2004

	Shares	Value
Health Care Providers and Services (continued)

IDX Systems*	13,424	$ 426,682

LabOne*	44,600	1,320,160

Pediatrix Medical Group*	21,799	1,558,628

Roto-Rooter	24,642	1,192,673

Select Medical	105,360	1,996,572

		10,973,551

Hotels, Restaurants and Leisure 4.2%

Alliance Gaming*	60,077	1,500,123

CKE Restaurants*	57,158	600,159

RARE Hospitality International*	35,944	984,686

Station Casinos	45,800	2,064,664

		5,149,632

Media 3.3%

Cox Radio (Class A)*	66,100	1,368,931

Cumulus Media (Class A)*	88,261	1,855,688

Harris Interactive*	104,000	757,120

		3,981,739

Metals and Mining 1.5%

Century Aluminum*	32,224	638,197

GrafTech International*	134,952	1,197,024

		1,835,221

Office Electronics 0.8%

Zebra Technologies (Class A)*	14,041	1,028,082

Pharmaceuticals and Biotechnology 7.6%

Alexion Pharmaceuticals*	30,000	673,950

Cell Genesys*	48,933	539,486

Corgentech*	36,000	668,700

Kosan Biosciences*	54,356	751,200

Maxygen*	63,095	686,789

Medicines*	15,200	496,584

Medicis Pharmaceutical (Class A)	29,234	1,254,723

Nabi Biopharmaceuticals*	46,500	763,297

NeoPharm*	41,500	850,128

United Therapeutics*	36,800	908,224

Vicuron Pharmaceuticals*	20,138	459,046

XOMA*	104,699	450,729

ZymoGenetics*	50,630	802,739

		9,305,595

Retailing 3.5%

AnnTaylor Stores*	24,364	987,473

Hot Topic*	40,490	902,927

Pep Boys - Manny, Moe & Jack	57,260	1,572,932

Stein Mart*	68,361	869,894

		4,333,226

See footnotes on page 9.

8

Portfolio of Investments (unaudited)
April 30, 2004

	Shares or
	Principal Amount		Value
Semiconductors and Semiconductor Equipment 6.0%

Actel*	55,674	shs.	$ 1,105,686

ATMI*	45,776		1,015,769

DSP Group*	43,645		1,080,650

Helix Technology	68,830		1,211,752

Matison Technology*	54,500		535,462

Micrel*	50,559		619,095

Power Integrations*	33,132		815,876

Zoran*	61,291		1,016,205

			7,400,495

Software and Services 10.0%

Agile Software*	145,195		1,096,948

Answerthink*	133,700		971,331

Digital River*	41,477		1,068,240

DoubleClick*	133,084		1,073,323

FileNET*	58,762		1,613,311

Jack Henry & Associates	80,443		1,467,683

Hyperion Solutions*	44,906		1,719,675

Informatica*	132,536		962,874

iPayment Holdings*	31,844		1,079,352

Retek*	170,909		1,193,799

			12,246,536

Transportation 2.9%

J.B. Hunt Transport Services	44,490		1,409,443

Old Dominion Freight Line*	30,735		1,147,184

UTI Worldwide	20,729		950,943

			3,507,570

Total Common Stocks (Cost $102,983,749)			122,503,842

Repurchase Agreement 0.1%

State Street Bank & Trust 0.88%, dated 4/30/2004, maturing
5/3/2004, in the amount of $190,014, collateralized by:
$185,000 US Treasury Bonds 5%, 8/15/2011,
with a fair market value of $196,040 (Cost $190,000)	$190,000		190,000

Total Investments (Cost $103,173,749) 100.0%			122,693,842

Other Assets Less Liabilities			(10,079)

Net Assets 100.0%			$122,683,763

* Non-income producing security.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
April 30, 2004

Assets:

Investments, at value:

Common stocks (cost $102,983,749)	$ 122,503,842

Repurchase agreement (cost $190,000)	190,000

Total investments (cost $103,173,749)	122,693,842

Cash	4,459

Receivable for securities sold	1,853,046

Receivable for Capital Stock sold	77,850

Expenses prepaid to shareholder service agent	54,044

Receivable for dividends and interest	18,853

Other	1,608

Total Assets	124,703,702

Liabilities:

Payable for securities purchased	1,170,547

Payable for Capital Stock repurchased	493,688

Management fee payable	102,279

Distribution and service fees payable	59,306

Accrued expenses and other	194,119

Total Liabilities	2,019,939

Net Assets	$122,683,763

Composition of Net Assets:

Capital Stock, at $0.10 par value; (500,000,000 shares authorized;
10,587,874 shares outstanding):

Class A	$ 545,807

Class B	151,986

Class C	29,001

Class D	295,493

Class I	35,875

Class R	625

Additional paid-in capital	112,827,950

Accumulated net investment loss	(1,397,758)

Accumulated net realized loss	(9,325,309)

Net unrealized appreciation of investments	19,520,093

Net Assets	$122,683,763

Net Asset Value Per Share:

Class A ($66,490,618 ÷ 5,458,069)	$12.18

Class B ($16,489,588 ÷ 1,519,864)	$10.85

Class C ($3,147,135 ÷ 290,007)	$10.85

Class D ($32,044,088 ÷ 2,954,933)	$10.84

Class I ($4,436,234 ÷ 358,748)	$12.37

Class R ($76,100 ÷ 6,253)	$12.17

See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2004

Investment Income:

Dividends (net of tax withheld of $535)	$ 214,141

Interest	8,576

Total Investment Income	222,717

Expenses:

Management fee	615,601

Shareholder account services	457,154

Distribution and service fees	359,571

Registration	51,265

Auditing and legal fees	44,383

Shareholder reports and communications	28,614

Custody and related services	23,620

Directors’ fees and expenses	8,868

Miscellaneous	6,284

Total Expenses	1,595,360

Net Investment Loss	(1,372,643)

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain on investments	14,816,528

Net change in unrealized appreciation of investments	(5,915,391)

Net Gain on Investments	8,901,137

Increase in Net Assets from Operations	$ 7,528,494

See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

Operations:

Net investment loss	$(1,372,643)	$(2,478,008)

Net realized gain (loss) on investments
and foreign currency transactions	14,816,528	(2,787,676)

Net change in unrealized appreciation/depreciation of investments	(5,915,391)	34,908,079

Increase in Net Assets from Operations	7,528,494	29,642,395

Capital Share Transactions:

Net proceeds from sales of shares	5,091,728	12,027,718

Exchanged from associated funds	1,543,799	19,945,077

Total	6,635,527	31,972,795

Cost of shares repurchased	(15,768,171)	(26,877,120)

Exchanged into associated funds	(4,188,847)	(18,102,546)

Total	(19,957,018)	(44,979,666)

Decrease in Net Assets from Capital Share Transactions	(13,321,491)	(13,006,871)

Increase (Decrease) in Net Assets	(5,792,997)	16,635,524

Net Assets:

Beginning of period	128,476,760	111,841,236

End of Period (net of accumulated net investment loss
of $1,397,758 and $25,115, respectively)	$122,683,763	$128,476,760

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Frontier Fund, Inc. (the “Fund”) offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made with 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75%, and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Investments in stocks are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

	b.	Foreign Currency Transactions — The books and records of the Fund are maintained in US dollars. The market value of investment securities, other assets and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Notes to Financial Statements (unaudited)

Purchases and sales of investment securities, income, and expenses are translated into US dollars at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currency transactions.

	c.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

	d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

	e.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the “Manager”). Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

	f.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended April 30, 2004, distribution and service fees, shareholder account services and registration were class-specific expenses.

	g.	Distributions to Shareholders — The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets at the end of the fiscal year based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended April 30, 2004, amounted to $55,639,452 and $67,699,822, respectively.

At April 30, 2004, the cost of investments for federal income tax purposes was $103,278,686. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $104,937. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $24,310,596 and $4,895,440, respectively.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the

Notes to Financial Statements (unaudited)

Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.95% per annum of the first $750 million of the Fund’s average daily net assets and 0.85% per annum of the Fund’s average daily net assets in excess of $750 million. The management fees reflected in the Statement of Operations represent 0.95% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $2,209 from sales of Class A shares. Commissions of $17,214 and $2,816 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended April 30, 2004, fees incurred under the Plan aggregated $84,065, or 0.24% per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended April 30, 2004, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, Class D shares, amounted to $90,296, $15,383, and $169,779, respectively. For the six months ended April 30, 2004, fees incurred in respect of Class R shares were $48, equivalent to 0.50% per annum of average daily net assets.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended April 30, 2004, such charges amounted to $3,033.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended April 30, 2004, amounted to $1,538.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended April 30, 2004, Seligman Services, Inc. received commissions of $812 from the sale of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $10,459, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $457,154 for shareholder account services in accordance with a methodology approved by the Fund’s

Notes to Financial Statements (unaudited)

directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (“the Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of April 30, 2004, the Fund’s potential obligation under the Guaranties is $164,700. As of April 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at April 30, 2004, of $23,718 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5.	Committed Line of Credit — The Fund is a participant in a joint $445 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. The Fund intends to maintain a committed line of credit. There were no borrowings during the six months ended April 30, 2004.

6.	Capital Loss Carryforward and Other Tax Adjustments — At October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $23,903,762 which is available for offset against future taxable net capital gains, with $4,644,164 expiring in 2009, $15,655,756 expiring in 2010 and $3,603,845 expiring in 2011. The amount was determined after adjustments for differences between financial reporting and tax purposes due to the tax deferral of losses on wash sales in the amount of $238,075. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.

Notes to Financial Statements (unaudited)

7.	Capital Share Transactions — The Fund has authorized 500,000,000 shares of $0.10 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
	April 30, 2004		October 31, 2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	225,861	$2,762,513	774,925	$7,505,100

Exchanged from associated funds	60,493	733,924	2,021,447	18,257,870

Transferred from Class B	36,190	464,188	—	—

Total	322,544	3,960,625	2,796,372	25,762,970

Cost of shares repurchased	(701,387)	(8,648,711)	(1,641,123)	(15,517,440)

Exchanged into associated funds	(283,865)	(3,358,959)	(1,884,909)	(16,596,947)

Total	(985,252)	(12,007,670)	(3,526,032)	(32,114,387)

Decrease	(662,708)	$(8,047,045)	(729,660)	$(6,351,417)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	31,696	$345,489	113,349	$964,101

Exchanged from associated funds	27,667	305,146	106,206	895,654

Total	59,363	650,635	219,555	1,859,755

Cost of shares repurchased	(222,903)	(2,459,162)	(400,520)	(3,377,350)

Exchanged into associated funds	(24,975)	(273,437)	(106,020)	(857,100)

Transferred to Class A	(40,593)	(464,188)	—	—

Total	(288,471)	(3,196,787)	(506,540)	(4,234,450)

Decrease	(229,108)	$(2,546,152)	(286,985)	$(2,374,695)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	36,433	$399,278	109,343	$955,615

Exchanged from associated funds	12,917	142,626	40,947	351,218

Total	49,350	541,904	150,290	1,306,833

Cost of shares repurchased	(15,709)	(174,355)	(56,886)	(481,010)

Exchanged into associated funds	(11,959)	(135,013)	(11,684)	(94,903)

Total	(27,668)	(309,368)	(68,570)	(575,913)

Increase	21,682	$232,536	81,720	$730,920

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	94,993	$1,037,104	171,496	$1,447,738

Exchanged from associated funds	33,319	362,103	51,086	440,335

Total	128,312	1,399,207	222,582	1,888,073

Cost of shares repurchased	(392,211)	(4,279,219)	(838,575)	(6,973,267)

Exchanged into associated funds	(38,139)	(421,438)	(66,796)	(553,596)

Total	(430,350)	(4,700,657)	(905,371)	(7,526,863)

Decrease	(302,038)	$(3,301,450)	(682,789)	$(5,638,790)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	37,788	$469,917	126,574	$1,153,664

Cost of shares repurchased	(17,270)	(206,682)	(52,202)	(528,053)

Increase	20,518	$263,235	74,372	$625,611

	Six Months Ended		April 30, 2003* to
	April 30, 2004		October 31, 2003

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	6,092	$77,427	164	$1,500

Cost of shares repurchased	(3)	(42)	—	—

Increase	6,089	$77,385	164	$1,500

* Commencement of offering of shares.

Notes to Financial Statements (unaudited)

8.	Other Matters — The Manager recently conducted an extensive internal review in response to recent developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissi ons and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not adversely affect Seligman Frontier Fund, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $82,466 paid to Seligman Frontier Fund.

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the past five years and seven months or from its inception if less than five years and seven months. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year. Effective for the period ended October 31, 1999, the Fund’s Board of Directors approved the change of the Fund’s fiscal year end to October 31 from September 30.

Class A

	Six Months	Year Ended October 31,				10/1/99	Year
	Ended					to	Ended
	4/30/04	2003	2002	2001	2000	10/31/99	9/30/99

Per Share Data:

Net Asset Value,
Beginning of Period	$11.49	$8.83	$10.65	$15.88	$12.93	$13.23	$12.44

Income (Loss) from
Investment Operations:

Net investment loss	(0.11)	(0.18)	(0.16)	(0.11)	(0.23)	(0.02)	(0.15)

Net realized and unrealized
gain (loss) on investments
and foreign currency
transactions	0.80	2.84	(1.66)	(3.73)	3.18	(0.28)	0.94

Total from Investment
Operations	0.69	2.66	(1.82)	(3.84)	2.95	(0.30)	0.79

Less Distributions:

Distributions from net
realized capital gain	—	—	—	(1.39)	—	—	—

Total Distributions	—	—	—	(1.39)	—	—	—

Net Asset Value,
End of Period	$12.18	$11.49	$ 8.83	$10.65	$15.88	$12.93	$13.23

Total Return:	6.01%	30.12%	(17.09)%	(26.02)%	22.82%	(2.27)%	6.35%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$66,491	$70,355	$60,490	$99,320	$172,228	$197,424	$212,664

Ratio of expenses to
average net assets	2.16%†	2.27%	1.93%	1.78%	1.62%	1.76%†	1.62%

Ratio of net investment loss
to average net assets	(1.82)%†	(1.91)%	(1.59)%	(0.94)%	(1.37)%	(1.63)%†	(1.16)%

Portfolio turnover rate	43.40%	124.34%	91.00%	124.76%	133.44%	5.19%	56.31%

See footnotes on page 23.

Financial Highlights (unaudited)

Class B

	Six Months	Year Ended October 31,				10/1/99	Year
	Ended					to	Ended
	4/30/04	2003	2002	2001	2000	10/31/99	9/30/99

Per Share Data:

Net Asset Value,
Beginning of Period	$10.28	$ 7.96	$9.67	$14.65	$12.03	$12.32	$11.66

Income (Loss) from
Investment Operations:

Net investment loss	(0.14)	(0.23)	(0.23)	(0.19)	(0.32)	(0.02)	(0.23)

Net realized and unrealized
gain (loss) on investments
and foreign currency
transactions	0.71	2.55	(1.48)	(3.40)	2.94	(0.27)	0.89

Total from Investment
Operations	0.57	2.32	(1.71)	(3.59)	2.62	(0.29)	0.66

Less Distributions:

Distributions from net
realized capital gain	—	—	—	(1.39)	—	—	—

Total Distributions	—	—	—	(1.39)	—	—	—

Net Asset Value,
End of Period	$10.85	$10.28	$7.96	$ 9.67	$14.65	$12.03	$12.32

Total Return:	5.54%	29.15%	(17.68)%	(26.56)%	21.78%	(2.35)%	5.66%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$16,490	$17,977	$16,199	$24,550	$41,755	$47,310	$49,080

Ratio of expenses to
average net assets	2.92%†	3.03%	2.69%	2.54%	2.38%	2.52%†	2.38%

Ratio of net investment loss
to average net assets	(2.58)%†	(2.67)%	(2.35)%	(1.70)%	(2.13)%	(2.39)%†	(1.92)%

Portfolio turnover rate	43.40%	124.34%	91.00%	124.76%	133.44%	5.19%	56.31%

See footnotes on page 23.

Financial Highlights (unaudited)

Class C

	Six Months	Year Ended October 31,				10/1/99	5/27/99*
	Ended					to	to
	4/30/04	2003	2002	2001	2000	10/31/99	9/30/99

Per Share Data:

Net Asset Value,
Beginning of Period	$10.28	$ 7.95	$9.66	$14.65	$12.03	$12.32	$12.18

Income (Loss) from
Investment Operations:

Net investment loss	(0.14)	(0.23)	(0.23)	(0.19)	(0.32)	(0.02)	(0.08)

Net realized and unrealized
gain (loss) on investments
and foreign currency
transactions	0.71	2.56	(1.48)	(3.41)	2.94	(0.27)	0.22

Total from Investment
Operations	0.57	2.33	(1.71)	(3.60)	2.62	(0.29)	0.14

Less Distributions:

Distributions from net
realized capital gain	—	—	—	(1.39)	—		—

Total Distributions	—	—	—	(1.39)	—		—

Net Asset Value,
End of Period	$10.85	$10.28	$7.95	$ 9.66	$14.65	$12.03	$12.32

Total Return:	5.54%	29.31%	(17.70)%	(26.63)%	21.78%	(2.35)%	1.15%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$3,147	$2,758	$1,484	$1,932	$1,801	$420	$403

Ratio of expenses to
average net assets	2.92%†	3.03%	2.69%	2.54%	2.38%	2.52%†	2.36	%†

Ratio of net investment
loss to average net assets	(2.58)%†	(2.67)%	(2.35)%	(1.70)%	(2.13)%	(2.39)%†	(1.84	)%†

Portfolio turnover rate	43.40%	124.34%	91.00%	124.76%	133.44%	5.19%	56.31	%††

See footnotes on page 23.

Financial Highlights (unaudited)

Class D

	Six Months		Year Ended October 31,			10/1/99	Year
	Ended					to	Ended
	4/30/04	2003	2002	2001	2000	10/31/99	9/30/99

Per Share Data:

Net Asset Value,
Beginning of Period	$10.27	$ 7.95	$9.66	$14.65	$12.03	$12.32	$11.67

Income (Loss) from
Investment Operations:

Net investment loss	(0.14)	(0.23)	(0.23)	(0.19)	(0.32)	(0.02)	(0.23)

Net realized and unrealized
gain (loss) on investments
and foreign currency
transactions	0.71	2.55	(1.48)	(3.41)	2.94	(0.27)	0.88

Total from Investment
Operations	0.57	2.32	(1.71)	(3.60)	2.62	(0.29)	0.65

Less Distributions:

Distributions from net
realized capital gain	—	—	—	(1.39)	—	—	—

Total Distributions	—	—	—	(1.39)	—	—	—

Net Asset Value,
End of Period	$10.84	$10.27	$7.95	$ 9.66	$14.65	$12.03	$12.32

Total Return:	5.55%	29.18%	(17.70)%	(26.63)%	21.78%	(2.35)%	5.57%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$32,044	$33,455	$31,325	$49,821	$94,974	$123,955	$136,173

Ratio of expenses to
average net assets	2.92%†	3.03%	2.69%	2.54%	2.38%	2.52%†	2.38%

Ratio of net investment loss
to average net assets	(2.58)%†	(2.67)%	(2.35)%	(1.70)%	(2.13)%	(2.39)%†	(1.92)%

Portfolio turnover rate	43.40%	124.34%	91.00%	124.76%	133.44%	5.19%	56.31%

See footnotes on page 23.

Financial Highlights (unaudited)

Class I					Class R

	Six Months	Year	11/30/01*		Six Months	4/30/03*
	Ended	Ended	to		Ended	to
	4/30/04	10/31/03	10/31/02		4/30/04	10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$11.62	$ 8.88	$11.34		$11.48	$ 9.13

Income (Loss) from
Investment Operations:

Net investment loss	(0.06)	(0.13)	(0.08)		(0.13)	(0.11)

Net realized and unrealized gain (loss)
on investments and foreign currency
transactions	0.81	2.87	(2.38)		0.82	2.46

Total from Investment Operations	0.75	2.74	(2.46)		0.69	2.35

Net Asset Value, End of Period	$12.37	$11.62	$ 8.88		$12.17	$11.48

Total Return:	6.46%	30.86%	(21.69)%		6.01%	25.74%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$4,436	$3,931	$2,343		$76	$2

Ratio of expenses to
average net assets	1.37%†	1.72%	1.21	%†ø	2.42%†	2.48	%†

Ratio of net investment loss
to average net assets	(1.03)%†	(1.38)%	(0.87	)%†ø	(2.08)%†	(2.17	)%†

Portfolio turnover rate	43.40%	124.34%	91.00	%øø	43.40%	124.34	%‡

*	Commencement of offering of shares.
†	Annualized.
††	For the year ended September 30, 1999.
ø	The Manager, at its discretion, reimbursed certain expenses of Class I shares. Without such reimbursement, the annualized ratios of expenses and net investment loss to average net assets would have been 1.27% and 0.93%, respectively.
øø	For the year ended October 31, 2002.
‡	For the year ended October 31, 2003.
See Notes to Financial Statements.

Board of Directors

Robert B. Catell 2, 3

•	Chairman, Chief Executive Officer and Director,
KeySpan Corporation

John R. Galvin 1, 3

•	Dean Emeritus,
Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 2, 3

•	President Emerita, Sarah Lawrence College
•	Director, Jeannette K. Watson Summer
Fellowship
•	Trustee, Committee for Economic Development

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief
Executive Officer, Kerr-McGee Corporation
•	Director, ConocoPhillips
•	Director, Integris Health

John E. Merow 1, 3

•	Retired Chairman and Senior Partner,
Sullivan & Cromwell LLP
•	Director, Commonwealth Industries, Inc.
•	Trustee, New York-Presbyterian Hospital

Betsy S. Michel 1, 3

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman, J. & W. Seligman & Co. Incorporated
•	Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1, 3

•	Chairman and Chief Executive Officer,
Q Standards Worldwide, Inc.
•	Director, Kerr-McGee Corporation

Robert L. Shafer 2, 3

•	Retired Vice President, Pfizer Inc.

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief
Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President,
J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Chairman, ICI Mutual Insurance Company
•	Member of the Board of Governors,
Investment Company Institute

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Thomas G. Rose

Vice President

Frederick J. Ruvkun

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

For More Information

Important Telephone Numbers

(800) 221-2450 Shareholder Services

(800) 445-1777 Retirement Plan Services

(212) 682-7600 Outside the United States

(800) 622-4597 24-Hour Automated Telephone Access Service

Proxy Voting Policies and Procedures The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Frontier Fund, Inc., which contains informa- tion about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.	EQF3 4/04

ITEM 2. CODE OF ETHICS. Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securitie s Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer
Date:	June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer
Date:	June 30, 2004

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer
Date:	June 30, 2004

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.